THE ADVISORS' INNER CIRCLE FUND II

                   RSQ INTERNATIONAL EQUITY FUND (THE "FUND")

                         SUPPLEMENT DATED MAY 24, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The section titled "The Custodian" is hereby deleted and replaced with the following:

     THE CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109-3661 (the "Custodian"), acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 RSQ-SK-002-0100